Property and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment

11. Property and equipment

Components of the Company’s property and equipment are summarized below.

	Cost
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2023	1,462	9,223	681	2,730	6,442	20,538
Additions	683	68	20	-	86	857
Disposals	-	(438)	-	-	-	(438)
Impact of foreign exchange rate changes	54	206	16	64	152	492
At December 31, 2023	2,199	9,059	717	2,794	6,680	21,449
Acquisition of Aeterna (note 5)	-	124	23	88	-	235
Additions	1,395	224	12	939	11	2,581
Impairment	(547)	-	-	-	(514)	(1,061)
Disposals	-	(989)	(321)	-	-	(1,310)
Impact of foreign exchange rate changes	(242)	(696)	(55)	(269)	(533)	(1,795)
At December 31, 2024	2,805	7,722	376	3,552	5,644	20,099

	Accumulated Depreciation
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2023	-	4,842	565	997	2,180	8,584
Amortization	-	630	34	287	490	1,441
Disposals	-	(438)	-	-	-	(438)
Impact of foreign exchange rate changes	-	114	14	29	60	217
At December 31, 2023	-	5,148	613	1,313	2,730	9,804
Amortization	-	612	36	343	454	1,445
Disposals	-	(989)	(321)	-	-	(1,310)
Impact of foreign exchange rate changes	-	(399)	(47)	(121)	(239)	(806)
At December 31, 2024	-	4,372	281	1,535	2,945	9,133

	Carrying amount
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At December 31, 2023	2,199	3,911	104	1,481	3,950	11,645
At December 31, 2024	2,805	3,350	95	2,017	2,699	10,966

Additions of property and equipment amounting to $263 as at December 31, 2024 (2023 - $138) are included in accounts payable and accrued liabilities. Included in the net carrying amount of property and equipment at December 31, 2024, are right-of-use assets relating to buildings, in the amount of $1,990 (2023 - $1,481).

During the year ended December 31, 2024, the Company retired fully depreciated assets no longer in use of $1,241 (2023 - $nil).

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)

During the year ended December 31, 2024, the Company tested certain manufacturing equipment and leasehold improvements not in use for impairment. Due to the equipment being idle and a subsequent change in plans for its commissioning, the Company performed an impairment test. The Company recognized an impairment loss of $1,061 as a result of a significant decline in the market value of the equipment. The recoverable amount of the equipment was determined to be $430 based on its fair value less costs to sell using comparables and market data. The fair value measurement was categorized as a Level 3 fair value based on the inputs in the valuation technique used.

The Company considers sustained fluctuations in revenue and operating losses, among other factors, as indicators of impairment. As of December 31, 2024, the Active Ingredient CGU has experienced decline in revenues and continued to incur operating losses for a sustained period of time, suggesting potential impairment. As a result, the Company tested the Active Ingredient CGU for impairment and the recoverable amount was estimated based on its value in use, using a discounted cash flow model. The cash flows are derived from the budget for the next five years and do not include restructuring activities that the Company is not yet committed to or significant future investments that will enhance the performance of the assets of the CGU being tested. The significant estimates used in the determination of value in use included forecasted revenues, costs, growth rate and discount rate. As at December 31, 2024, the value in use of the CGU tested for impairment was determined using a pre-tax discount rate of 13.1%, based on historical industry average weighted-average cost of capital, and a terminal value growth of 2%, based on management’s estimate of the long-term compound annual growth rate. The recoverable amount of the CGU tested was estimated to be higher than its carrying amount and no impairment was required. No reasonable change in the discount rate or the terminal value growth could cause the carrying amount to exceed the recoverable amount.